Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 29,955	$ 56,748
Accounts receivable	708	2,097
Prepaid expenses	1,232	526
Total current assets	31,895	59,371
Investments	11	1,179
Investment in Juanicipio	338,316	291,084
Exploration and evaluation assets	37,259	20,254
Balance, Carrying amounts	348	484
Total non-current assets	375,934	313,001
Total assets	407,829	372,372
Liabilities
Trade and other payables	2,542	1,500
Current portion of lease obligation	121	110
Total current liabilities	2,663	1,610
Lease obligation	140	275
Deferred income taxes	2,921	2,557
Provision for reclamation	409	409
Total non-current liabilities	3,470	3,241
Total liabilities	6,133	4,851
Share capital	559,933	543,927
Equity reserve	18,790	18,215
Accumulated other comprehensive income	784	1,798
Deficit	(177,811)	(196,419)
Total equity	401,696	367,521
Total liabilities and equity	407,829	372,372
Commitments and contingencies